Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Summary of Common Stock Held by Master Trust
At December 31, 2025 and 2024, Leidos Holdings, Inc. common stock held by the Master Trust was as follows:

(in thousands)	2025	2024
Number of Shares	5,013	5,823
Cost Basis	$368,263	$289,536
Fair Value	$904,135	$838,435